December 31, 2007

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS MUNICIPAL RESERVES

Supplement to Prospectus Dated July 2, 2007

Effective January 1, 2008, Dreyfus Municipal Reserves will be re-named “Dreyfus AMT-Free Municipal Reserves”.

December 31, 2007

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS MUNICIPAL RESERVES

Supplement to Statement of Additional Information
Dated July 2, 2007

Effective January 1, 2008, Dreyfus Municipal Reserves will be re-named “Dreyfus AMT-Free Municipal Reserves”.